April 30, 2000

Semi Annual Report

Institutional Money Market Fund
Federal Money Market Fund

Victory Funds
(LOGO)(R)

                              Table of Contents

Shareholder Letter                                                          2

Financial Statements

Schedules of Investments                                                    3

Statements of Assets and Liabilities                                        7

Statements of Operations                                                    8

Statements of Changes in Net Assets                                         9

Financial Highlights                                                       10

Notes to Financial Statements                                              12

THE VICTORY PORTFOLIOS

Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Institutional Money Market Fund and Federal Money Market Fund.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

NOT FDIC INSURED
Shares of the Victory Funds are not insured by the FDIC, are not deposits Or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
(LOGO)(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

Letter to our Shareholders

On behalf of Victory Funds, thank you for your continued support and confidence in using Victory Funds to help meet your investment goals! We strive on a daily basis to make sure you have the appropriate information you need to remain confident in your choice to invest in Victory Funds. To that end, I am pleased to present the Victory Institutional Money Market and Federal Money Market's Semi-Annual Report for the period ended April 30, 2000. I hope you find this report useful, easy to read, and a valuable tool.

The past few months have been an exciting time for Victory Funds. Through the combination of a new sales and marketing literature system, a new and improved Internet presence, and the support of the many financial intermediaries offering Victory Funds, we are now over 30 mutual funds strong with more than $20 billion in assets under management.

Two of Victory Funds' core beliefs are guidance and education. We recognize it can be a complex decision to invest in securities through mutual funds, particularly when your hard-earned savings to fund a child's education, a new home, or a comfortable retirement is on the line. That's why I feel it is important for our shareholders to know "What Makes Victory Funds Different?" I am confident that after you review the following points you will be reassured of your investment in Victory Funds and in a better position to share the Victory story with your family, friends, and business associates. So, "What Makes Victory Funds Different?"

Truth in Labeling. Dependability is the essence of Victory Funds. When you entrust your money to a Victory Fund, you can rest assured that the portfolio managers of the Funds are known for adhering to a fund's stated management style and investment objective.

Discipline. A highly rigorous and disciplined investment process, refined over decades by the wisdom of experienced money managers, guides the selection of securities for Victory Funds. Key Asset Management, Inc., an established firm with a 100-year heritage, meticulously implements this proven process.

Teamwork. A knowledgeable team of investment professionals supports Victory Fund portfolio managers, who have an average of 17 years of experience.

Guidance. Victory strives to make sure you have the information you need to make the best investment decisions. The guidance available through investment professionals, "www.victoryfunds.com," our educational materials, and Victory Funds Service Center (1-800-539-FUND) all come together for one purpose -- our shareholders.

Performance. The ultimate measure of your investment success is performance At Victory Funds, our long-term perspective leads us to pursue the optimal return with a reasonable level of risk. We are committed to achieving consistent, rewarding results over time.

Again, thank you for choosing the Victory Funds to help you realize your financial goals and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson
Leigh A. Wilson
President
Victory Funds

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THE VICTORY PORTFOLIOS                               Schedules of Investments
Institutional Money Market Fund                                April 30, 2000
(Amounts in Thousands)                                            (Unaudited)

                                                   Principal         Amortized
Security Description                               Amount            Cost

Bankers Acceptances (0.2%)

Toronto Dominion, 6.04%, 9/1/00                    $  7,649          $  7,491

Total Bankers Acceptances
(Amortized Cost $7,491)                                                 7,491

Certificates of Deposit (22.5%)

ABN-AMRO North American Bank,
  6.72%, 3/2/01                                      30,000            29,997
American Express Centurion Bank,
  6.05%, 5/17/00                                    100,000           100,000
American Express Centurion Bank,
  6.05%, 5/17/00                                    100,000           100,000
Bank of America,
  6.25%, 7/20/00                                     50,000            50,000
Bank One National Illinois,
  6.18%, 6/23/00                                     20,000            20,000
Bayerische Landesbank New York,
  6.60%, 3/7/01                                      30,000            29,990
Bayerische Landesbank New York,
  6.35%, 3/26/01                                      6,600             6,584
Canadian Imperial Bank of Commerce,
  6.13%, 6/16/00                                     47,000            46,998
Credit Suisse First Boston New York,
  5.82%, 7/5/00                                      20,000            19,981
Deutsche Bank,
  6.51%, 1/31/01                                     25,000            24,992
Deutsche Bank,
  6.76%, 2/14/01                                     10,000            10,003
Dresdner Bank,
  6.25%, 8/31/00                                     17,000            17,000
First National Bank of Chicago,
  5.85%, 8/4/00                                      19,000            18,981
First Union National Bank,
  5.25%, 5/15/00                                     20,000            19,993
First Union National Bank,
  6.00%, 5/17/00                                     15,000            14,999
First Union National Bank,
  6.05%, 6/30/00                                     25,000            25,000
National Westminster Bank,
  6.93%, 4/27/01                                     50,000            49,988
Rabobank,
  5.29%, 5/19/00                                     15,000            15,000
Rabobank,
  6.36%, 9/25/00                                     15,000            14,996
Rabobank,
  6.68%, 2/12/01                                     30,000            29,991
Rabobank,
  6.62%, 2/16/01                                     20,000            19,992
Societe Generale,
  6.18%, 6/26/00                                     50,000            50,003
Toronto Dominion,
  5.15%, 5/10/00                                     15,000            14,996
Toronto Dominion,
  6.08%, 6/26/00                                     40,000            40,000
Toronto Dominion,
  6.69%, 12/27/00                                    50,000            50,001
UBS Finance,
  5.91%, 5/31/00                                     10,000             9,998
UBS Finance,
  6.22%, 12/11/00                                    30,000            29,936

Total Certificates of Deposit
(Amortized Cost $859,419)                                             859,419

Commercial Paper (53.8%)

Abbey National,
  6.08%, 8/30/00                                     40,000            39,183
Akzo Nobel, Inc.,
  6.17%, 8/21/00                                     25,730            25,236
Asset Securitization Capital Corp.,
  6.07%, 5/19/00 (b)                                 25,000            24,924
Asset Securitization Capital Corp.,
  6.10%, 6/29/00 (b)                                 50,000            49,500
Asset Securitization Capital Corp.,
  6.08%, 9/11/00 (b)                                 25,000            24,438
Baker Hughes, Inc.,
  6.06%, 5/1/00 (b)                                 150,000           150,000
Bell Atlantic Network Funding,
  6.05%, 5/11/00                                     25,000            24,958
Bell Atlantic Network Funding,
  6.05%, 5/18/00                                     45,000            44,871
Bell Atlantic Network Funding,
  6.05%, 5/22/00                                     90,000            89,684
Clorox Co.,
  6.02%, 6/15/00                                     17,000            16,872
Clorox Co.,
  6.10%, 6/28/00                                     28,250            27,972
Coca-Cola Co.,
  6.06%, 6/2/00                                       7,300             7,261
Delaware Funding Corp.,
  6.03%, 5/4/00 (b)                                  50,238            50,212
Delaware Funding Corp.,
  6.07%, 6/6/00 (b)                                  30,640            30,454
Delaware Funding Corp.,
  6.12%, 6/16/00                                     19,036            18,887
Eastman Kodak Co.,
  6.05%, 6/1/00                                      10,000             9,948
Eastman Kodak Co.,
  6.05%, 6/13/00                                     10,000             9,928
Eastman Kodak Co.,
  6.10%, 6/14/00                                      4,000             3,970
Eastman Kodak Co.,
  6.10%, 6/16/00                                     30,000            29,766
Eastman Kodak Co.,
  6.10%, 6/19/00                                     10,000             9,917
Edison Asset Securities,
  6.07%, 5/17/00 (b)                                 95,000            94,745
Edison Asset Securities,
  6.07%, 5/22/00 (b)                                 80,000            79,717
Exxon Mobil Corp.,
  6.00%, 5/1/00                                     106,984           106,984
Fleet Funding Corp.,
  6.05%, 5/18/00                                     58,219            58,052

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Institutional Money Market Fund                                April 30, 2000
(Amounts in Thousands)                                            (Unaudited)

                                                   Principal       Amortized
Security Description                               Amount          Cost

Fleet Funding Corp.,
  6.05%, 5/23/00 (b)                               $ 28,204        $   28,100
Fountain Square Commercial
Funding Corp.,
  6.08%, 5/3/00 (b)                                  43,626            43,611
Fountain Square Commercial
Funding Corp.,
  6.07%, 5/19/00 (b)                                 11,746            11,710
General Mills, Inc.,
  6.00%, 5/24/00                                     30,000            29,885
Great Lakes Chemical Corp.,
  6.05%, 5/17/00                                     50,000            49,865
Household Finance,
  6.10%, 5/1/00                                      50,000            50,000
Koch Industries,
  6.04%, 5/1/00 (b)                                 150,000           150,000
Merck & Co., Inc.,
  6.03%, 5/17/00                                    100,000            99,732
Mont Blanc Capital Corp.,
  6.11%, 6/19/00 (b)                                 25,166            24,957
Monte Rosa Capital Corp.,
  6.08%, 6/7/00 (b)                                  25,000            24,844
Monte Rosa Capital Corp.,
  6.11%, 6/21/00 (b)                                 30,806            30,539
Redwood Receivables Corp.,
  6.05%, 5/1/00 (b)                                  66,088            66,088
Redwood Receivables Corp.,
  6.13%, 5/22/00 (b)                                 30,214            30,106
Salomon Smith Barney, Inc.,
  6.07%, 6/12/00                                    100,000            99,292
SBC Communications, Inc.,
  5.69%, 5/15/00 (b)                                 30,000            29,934
SBC Communications, Inc.,
  6.05%, 5/22/00 (b)                                 50,000            49,823
SBC Communications, Inc.,
  6.05%, 5/23/00 (b)                                 50,000            49,815
SBC Communications, Inc.,
  6.05%, 5/24/00 (b)                                 35,000            34,865
Sheffield Receivables,
  6.05%, 5/19/00                                     94,600            94,314
Southern California Edison,
  5.90%, 5/3/00 (b)                                  10,000             9,997
Windmill Funding Corp.,
  6.09%, 6/14/00                                     25,000            24,814

Total Commercial Paper
(Amortized Cost $2,059,770)                                         2,059,770

Corporate Bonds (16.0%)

American General Financial Corp.,
  6.13%, 9/15/00                                     12,000            12,001
AT&T Capital Corp.,
  7.59%*, 6/14/00                                    13,000            13,023
AT&T Capital Corp.,
  6.59%, 8/4/00                                       9,650             9,658
AT&T Capital Corp.,
  6.88%, 1/16/01,
  Guaranteed by Newcourt
  Credit Group, Inc.                                  7,000             7,008
AVCO Financial Services,
  6.35%, 9/15/00                                      6,000             5,997
Beneficial Corp.,
  6.26%*, 5/22/00**                                  25,000            25,033
Capital One Funding Corp.,
  6.20%*, 5/4/00**,
  LOC Bank One                                       19,069            19,069
Capital One Funding Corp.,
  6.20%*, 5/4/00**,
  LOC Bank One                                        5,200             5,200
Capital One Funding Corp.,
  6.20%*, 5/4/00**,
  LOC Bank One                                        4,862             4,862
Capital One Funding Corp.,
  6.20%*, 5/4/00**,
  LOC Bank One                                       18,100            18,100
Capital One Funding Corp.,
  6.20%*, 5/4/00**,
  LOC Bank One                                       21,197            21,197
First Union National Bank,
  6.40%*, 5/1/00**                                   45,000            45,000
Ford Motor Credit Co.,
  6.38%, 10/6/00                                      5,120             5,122
Ford Motor Credit Co.,
  6.25%, 11/8/00                                     13,000            12,979
Ford Motor Credit Co.,
  6.00%, 2/27/01, MTN                                 7,000             6,960
General Electric Capital Corp.,
  6.66%, 5/1/00                                       7,200             7,200
General Electric Capital Corp.,
  5.52%, 1/16/01                                      3,500             3,473
General Motors Acceptance Corp.,
  9.63%, 5/15/00, MTN                                 7,500             7,511
General Motors Acceptance Corp.,
  6.38%, 7/18/00, MTN                                 9,000             9,004
General Motors Acceptance Corp.,
  6.09%*, 6/1/00**, MTN                               5,000             4,998
General Motors Acceptance Corp.,
  6.41%*, 5/22/00**, MTN                             10,000            10,015
Goldman Sachs Group,
  6.41%*, 7/14/00** (c)                              25,000            25,009
Goldman Sachs Group,
  6.49%*, 7/25/00** (c)                               7,500             7,509
Household Finance,
  6.00%, 5/8/00                                      13,000            13,000
Household Finance,
  6.22%*, 5/1/00**                                   15,000            15,001
IBM Credit Corp.,
  6.21%, 12/11/00                                    10,000             9,996
J.P. Morgan & Co.,
  6.12%*, 5/16/00**                                  40,000            40,000

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Institutional Money Market Fund                               April 30, 2000
(Amounts in Thousands)                                            (Unaudited)

                                                   Principal       Amortized
Security Description                               Amount          Cost

Jim M. & Melinda A. Schwerkoske Project,
  Lucas County, Ohio,
  6.30%*, 5/4/00**,
  LOC Mid American National Bank                    $10,695        $   10,695
John Deere Capital Corp.,
  5.73%, 7/13/00                                     10,000             9,999
Lexington Financial Services,
  6.20%*, 5/3/00**,
  LOC LaSalle National Bank                           5,295             5,295
Merrill Lynch & Co.,
  6.55%*, 6/27/00**, MTN                             19,000            19,006
Morgan Stanley Dean Witter,
  6.21%*, 5/1/00**                                   50,000            50,000
Morgan Stanley Dean Witter,
  6.25%*, 6/15/00**, MTN                             13,000            13,000
Morgan Stanley Dean Witter,
  6.18%*, 5/1/00**, MTN                              50,000            50,001
PNC Bank,
  6.08%*, 5/12/00**                                   8,500             8,498
Pomeroy Investments,
  6.15%*, 5/4/00**,
  LOC Societe Generale                                3,350             3,350
Presrite Corp.,
  6.27%*, 5/4/00**,
  LOC National City Bank                              4,000             4,000
Sara Lee Corp.,
  5.75%, 7/14/00                                      7,500             7,500
Sea River Maritime, Inc.,
  6.12%*, 5/1/00**,
  Guaranteed by Exxon Mobil Corp.                    32,500            32,500
Sigma Finance, Inc.,
  6.28%*, 5/11/00**                                  20,000            20,000
Transamerica Financial Corp.,
  6.21%*, 6/2/00**, MTN                              15,000            15,000

Total Corporate Bonds
(Amortized Cost $612,769)                                             612,769

Municipal Bonds (0.3%)

Arkansas (0.3%):
Union County Industrial Development
  Revenue, Del-Tin Fiber Project,
  6.20%*, 5/3/00**,
  LOC Bank One Chicago                               12,000            12,000

Total Municipal Bonds
(Amortized Cost $12,000)                                               12,000

Repurchase Agreements (2.9%)

Lehman Brothers, Inc.,
  5.73%, 5/1/00,
  (Collateralized by $71,401
  various U.S. Government Securities,
  4.87%-6.00%, 3/31/01-7/31/02,
  market value $70,826),
  5.73%, 5/01/00                                     70,000            70,000
Paine Webber,
  5.73%, 5/1/00,
  (Collateralized by $40,881 various
  U.S. Government Securities,
  6.00%-7.87%, 8/15/09-11/15/22,
  market value $40,714),
  5.73%, 05/01/00                                    40,075            40,075

Total Repurchase Agreements
(Amortized Cost $110,075)                                             110,075

Time Deposits (3.7%)

Bank of Hawaii,
  6.09%, 5/1/00                                      75,000            75,000
Wachovia Grand Cayman,
  5.94%, 5/1/00                                      47,000            47,000
Wachovia Grand Cayman,
  5.88%, 5/1/00                                      20,151            20,151

Total Time Deposits
(Amortized Cost $142,151)                                             142,151

U.S. Government Agencies (0.7%)

Federal Farm Credit Bank (0.3%):
6.10%, 9/26/00                                       10,277            10,019

Federal Home Loan Bank (0.4%):
5.97%, 12/1/00                                       15,000            14,975

Total U.S. Government Agencies
(Amortized Cost $24,994)                                               24,994

Total Investments
(Amortized Cost $3,828,669) (a) -- 100.1%                           3,828,669

Liabilities in excess of other assets -- (0.1)%                        (3,429)

TOTAL NET ASSETS -- 100.0%                                         $3,825,240

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Section 4(2) commercial paper which is restricted as to resale.

(c) 144a security which is restricted as to resale to institutional investors only.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2000. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

LOC -- Letter of Credit

MTN -- Medium Term Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
Federal Money Market Fund                                      April 30, 2000
(Amounts in Thousands)                                             (Unaudited)

                                                   Principal         Amortized
Security Description                               Amount            Cost

U.S. Government Agencies (50.2%)

Federal Farm Credit Bank (4.5%):
6.18%, 8/1/00                                      $ 60,000          $ 60,000

Federal Home Loan Bank (28.8%):
5.88%, 5/1/00                                       140,000           140,001
6.17%*, 5/3/00**                                     25,000            25,007
5.10%, 5/11/00                                       19,175            19,175
5.21%, 5/24/00                                       14,000            14,000
5.26%, 5/26/00                                        8,000             7,995
5.51%, 6/22/00                                       10,000            10,000
5.66%, 6/23/00                                        4,860             4,857
5.48%, 7/13/00                                        6,000             5,990
5.59%, 9/15/00                                       10,000             9,787
6.00%, 9/28/00,
   Callable 6/28/00 @ 100                            10,000            10,000
6.04%, 10/25/00,
   Callable 7/25/00 @ 100                            20,000            20,000
6.05%, 10/25/00,
   Callable 7/25/00 @ 100                             8,800             8,800
6.13%, 10/27/00,
   Callable 7/27/00 @ 100                            24,000            23,928
6.05%, 11/3/00                                       25,000            24,967
6.09%, 11/3/00                                       28,000            27,959
6.25%, 11/17/00,
   Callable 5/17/00 @ 100                            10,000            10,000
6.60%, 2/2/01,
   Callable 8/2/00 @ 100                             16,900            16,900
                                                                      379,366

Federal Home Loan Mortgage
  Corp. (7.3%):
5.96%, 6/6/00                                        50,000            49,702
5.94%, 6/15/00                                       25,000            24,814
5.55%, 7/14/00                                       10,000             9,985
5.63%, 8/4/00                                        12,000            11,822

                                                                       96,323

Federal National Mortgage Assoc. (8.9%):
5.00%, 5/4/00                                         7,000             7,000
5.75%, 5/4/00                                        25,000            24,988
5.10%, 5/19/00                                       10,000             9,995
5.88%, 6/8/00                                        25,000            24,845
5.33%, 6/9/00                                        10,000             9,998
5.49%, 8/18/00                                        5,300             5,293
5.10%, 9/25/00                                       15,000            14,941
6.55%, 3/20/01                                       20,000            19,998

                                                                      117,058

Student Loan Marketing Assoc. (0.7%):
6.38%*, 5/2/00**                                      9,750             9,750

Total U.S. Government Agencies
(Amortized Cost $662,497)                                             662,497

Repurchase Agreements (54.1%)

Bear Stearns & Co., Inc.,
  5.85%, 5/1/00,
  (Collateralized by $314,286 various
  U.S. Government Securities,
  0.00%-8.50%, 4/1/01-2/1/38,
  market value $312,565)                            300,000           300,000
Deutsche Bank,
  5.80%, 5/1/00,
  (Collateralized by $50,000 various
  U.S. Government Securities,
  0.00%, 8/15/00-11/15/04,
  market value $51,000)                              50,000            50,000
Donaldson-Lufkin Jenrette
  Securities Corp.,
  5.84%, 5/1/00,
  (Collateralized by $303,498 various
  U.S. Government Securities,
  0.00%-7.55%, 5/11/00-8/15/27,
  market value $307,682)                            303,498           303,498
Warburg Dillon Read,
  5.85%, 5/1/00,
  (Collateralized by $61,204
  U.S. Treasury Note, 6.50%, 2/28/02,
  market value $60,570)                              60,000            60,000

Total Repurchase Agreements
(Amortized Cost $713,498)                                             713,498

Total Investments
(Amortized Cost $1,375,995) (a) -- 104.3%                           1,375,995

Liabilities in excess of other assets -- (4.3)%                       (57,093)

TOTAL NET ASSETS -- 100.0%                                         $1,318,902

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2000. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

                      See notes to financial statements.

                                         Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                         April 30, 2000
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)

                                                 Institutional     Federal
                                                 Money Market      Money Market
                                                 Fund              Fund

ASSETS:
Investments, at amortized cost                   $3,718,594        $  662,497
Repurchase agreements, at amortized cost            110,075           713,498

    Total                                         3,828,669         1,375,995

Cash                                                     --                 1
Interest receivable                                  17,129             8,521
Receivable for capital shares issued                     --                22
Prepaid expenses and other assets                       431                61

      Total Assets                                3,846,229         1,384,600

LIABILITIES:
Dividends payable                                    19,327             5,355
Payable to brokers for investments purchased             --            60,000
Accrued expenses and other payables:
    Investment advisory fees                            621               173
    Administration fees                                 146                13
    Custodian fees                                       64                20
    Accounting fees                                       2                 2
    Transfer agent fees                                  33                17
    Shareholder service fees -- Select Shares           721                54
    Other                                                75                64

      Total Liabilities                              20,989            65,698

NET ASSETS:
Capital                                           3,825,094         1,318,952
Undistributed net investment income                     160                14
Accumulated undistributed net realized
  gains (losses) from investment transactions           (14)              (64)

      Net Assets                                 $3,825,240        $1,318,902

Net Assets
    Investor Shares                              $1,519,236        $  949,994
    Select Shares                                 2,306,004           368,908

      Total                                      $3,825,240        $1,318,902

Outstanding units of beneficial interest (shares)
    Investor Shares                               1,519,225           950,026
    Select Shares                                 2,306,004           368,924

      Total                                       3,825,229         1,318,950

Net asset value
    Offering and redemption price per share --
      Investor Shares                            $     1.00        $     1.00

    Offering and redemption price per share --
      Select Shares                              $     1.00        $     1.00

                      See notes to financial statements.

                                                     Statements of Operations
THE VICTORY PORTFOLIOS                For the Six Months Ended April 30, 2000
(Amounts in Thousands)                                            (Unaudited)

                                                   Institutional   Federal
                                                   Money Market    Money Market
                                                   Fund            Fund

Investment Income:
Interest income                                    $106,623        $33,314

    Total Income                                    106,623         33,314

Expenses:
Investment advisory fees                              3,759          1,457
Administration fees                                   1,894            687
Shareholder service fees -- Select Shares             2,442            415
Custodian fees                                          350            125
Accounting fees                                          72             61
Legal and audit fees                                    151             50
Trustees' fees and expenses                              32             11
Transfer agent fees                                     276             24
Registration and filing fees                            115             39
Printing fees                                            68             33
Other                                                    22             25

    Total Expenses                                    9,181          2,927

Expenses voluntarily reduced                         (1,478)          (831)

    Net Expenses                                      7,703          2,096

Net Investment Income                                98,920         31,218

Change in net assets resulting from operations     $ 98,920        $31,218

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                Institutional Money Market Fund   Federal Money Market Fund

                                   Six Months                     Six Months
                                   Ended           Year Ended     Ended          Year Ended
                                   April 30,       October 31,    April 30,      October 31,
                                   2000            1999           2000           1999
                                   (Unaudited)                    (Unaudited)
From Investment Activities:

Operations:
    Net investment income          $    98,920     $  102,489     $   31,218     $   47,494
    Net realized gains
      (losses) from
      investment transactions               --            (14)            --            (64)

Change in net assets resulting
  from operations                       98,920        102,475         31,218         47,430

Distributions to Shareholders:
    From net investment income
      Investor Shares                  (45,925)       (64,880)       (22,621)       (35,599)
      Select Shares                    (52,995)       (37,609)        (8,597)       (11,895)

Change in net assets
  from distributions
  to shareholders                      (98,920)      (102,489)       (31,218)       (47,494)

Capital Transactions:
    Proceeds from shares issued     11,380,040      9,707,193      2,112,670      4,573,820
    Dividends reinvested                57,914         55,255         28,233         42,935
    Cost of shares redeemed        (10,042,296)    (8,973,406)    (1,939,681)    (4,415,124)

Change in net assets from
  capital transactions               1,395,658        789,042        201,222        201,631

Change in net assets                 1,395,658        789,028        201,222        201,567

Net Assets:
    Beginning of period              2,429,582      1,640,554      1,117,680        916,113

    End of period                 $  3,825,240    $ 2,429,582    $ 1,318,902    $ 1,117,680

Share Transactions:
    Issued                          11,380,040      9,707,193      2,112,670      4,573,820
    Reinvested                          57,914         55,255         28,233         42,935
    Redeemed                       (10,042,296)    (8,973,406)    (1,939,681)    (4,415,124)

Change in shares                     1,395,658        789,042        201,222        201,631


                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                   Financial Highlights
(For a Share Outstanding Throughout Each Period)

                                                              Institutional Money Market Fund

                                                                     Investor Shares

                                 Six
                                 Months            Year          Year          Year          Year          Period
                                 Ended             Ended         Ended         Ended         Ended         Ended
                                 April 30,         October 31,   October 31,   October 31,   October 31,   October 31,
                                 2000              1999          1998          1997          1996<F2>      1995<F3>
                                 (Unaudited)


Net Asset Value,
    Beginning of Period          $    1.000        $    1.000    $    1.000    $  1.000      $  1.000      $  1.000

Investment Activities
      Net investment income           0.028             0.049         0.054       0.053         0.053         0.290
Distributions
      Net investment income          (0.028)           (0.049)       (0.054)     (0.053)       (0.053)       (0.290)

Net Asset Value, End of Period   $    1.000        $    1.000    $    1.000    $  1.000      $  1.000      $  1.000

Total Return                           2.84%<F5>         5.03%         5.53%       5.46%         5.41%         2.90%<F5>

Ratios/Supplemental Data:
Net Assets,
    End of Period (000)          $1,519,236        $1,313,571    $1,068,521    $585,663      $671,575      $504,536
Ratio of expenses to
    average net assets                 0.29%<F6>         0.27%         0.27%       0.28%         0.27%         0.26%<F6>
Ratio of net investment income
    to average net assets              5.65%<F6>         4.91%         5.38%       5.32%         5.27%         5.69%<F6>
Ratio of expenses to
    average net assets<F1>             0.37%<F6>         0.41%         0.42%       0.48%         0.48%         0.49%<F6>
Ratio of net investment income
    to average net assets<F1>          5.57%<F6>         4.77%         5.23%       5.12%         5.06%         5.46%<F6>


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund redesignated Institutional Shares as
     Investor Shares and Service Shares as Select Shares.

<F3> Effective June 5, 1995, the Victory Institutional Money Market Portfolio
     became the Institutional Money Market Fund, and the Fund designated the existing shares as Institutional Shares and commenced offering Service Shares.

<F4> Period from commencement of operations.

<F5> Not Annualized

<F6> Annualized




                                                                 Institutional Money Market Fund

                                                                          Select Shares

                                Six
                                Months           Year          Year          Year          Year          June 5,        Year
                                Ended            Ended         Ended         Ended         Ended         1995 to        Ended
                                April 30,        October 31,   October 31,   October 31,   October 31,   October 31,    April 30,
                                2000             1999          1998          1997          1996<F2>      1995<F3><F4>   1995
(Unaudited)

Net Asset Value,
    Beginning of Period         $    1.000       $    1.000    $  1.000      $  1.000      $  1.000      $ 1.000        $  1.000

Investment Activities
      Net investment income          0.027            0.046       0.051         0.051         0.050        0.012           0.500
Distributions
      Net investment income         (0.027)          (0.046)     (0.051)       (0.051)       (0.050)      (0.012)         (0.500)

Net Asset Value, End of Period  $    1.000       $    1.000    $  1.000      $  1.000      $  1.000      $ 1.000        $  1.000

Total Return                          2.71%<F5>        4.72%       5.22%         5.17%         5.16%        1.23%<F5>       4.91%

Ratios/Supplemental Data:
Net Assets,
    End of Period (000)         $2,306,004       $1,116,011    $572,033      $488,639      $373,090      $11,479        $449,814
Ratio of expenses to
    average net assets                0.55%<F6>        0.57%       0.56%         0.55%         0.52%        0.51%<F6>       0.27%
Ratio of net investment income
    to average net assets             5.42%<F6>        4.63%       5.09%         5.06%         4.97%        5.33%<F6>       4.91%
Ratio of expenses to
    average net assets<F1>            0.63%<F6>        0.71%       0.71%         0.75%         0.73%        1.00%<F6>       0.51%
Ratio of net investment income
    to average net assets<F1>         5.34%<F6>        4.49%       4.94%         4.86%         4.77%        4.84%<F6>       4.67%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund redesignated Institutional Shares as
     Investor Shares and Service Shares as Select Shares.

<F3> Effective June 5, 1995, the Victory Institutional Money Market Portfolio
     became the Institutional Money Market Fund, and the Fund designated the existing shares as Institutional Shares and commenced offering Service Shares.

<F4> Period from commencement of operations.

<F5> Not Annualized

<F6> Annualized


                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                   Financial Highlights
(For a Share Outstanding Throughout Each Period)

                                                                                     Federal Money Market Fund

                                             Investor                                      Select
                                             Shares                                        Shares

                             Six                           Eleven          Six
                             Months          Year          Months          Months          Year          Period
                             Ended           Ended         Ended           Ended           Ended         Ended
                             April 30,       October 31,   October 31,     April 30,       October 31,   October 31,
                             2000            1999          1998<F2>        2000            1999          1998<F2>
                             (Unaudited)                                   (Unaudited)

Net Asset Value,
  Beginning of Period        $  1.000        $  1.000      $  1.000        $  1.000        $  1.000      $  1.000

Investment Activities
    Net investment income       0.027           0.047         0.048           0.026           0.045         0.031

Distributions
    Net investment income      (0.027)         (0.047)       (0.048)         (0.026)         (0.045)       (0.031)

Net Asset Value,
  End of Period              $  1.000        $  1.000      $  1.000        $  1.000        $  1.000      $  1.000

Total Return                     2.73%<F3>       4.82%         4.91%<F3>       2.60%<F3>       4.56%         3.14%<F3>

Ratios/Supplementary
  Data:
Net Assets at end
  of period (000)            $949,994        $834,055      $717,972        $368,908        $283,625      $198,141
Ratio of expenses to
  average net assets             0.29%<F4>       0.28%         0.27%<F4>       0.54%<F4>       0.53%         0.43%<F4>
Ratio of net investment
  income to average
  net assets                     5.42%<F4>       4.72%         5.22%<F4>       5.18%<F4>       4.47%         5.06%<F4>
Ratio of expenses to
  average net assets<F1>         0.43%<F4>       0.45%         0.48%<F4>       0.68%<F4>       0.71%         0.54%<F4>
Ratio of net investment
  income to average
  net assets<F1>                 5.28%<F4>       4.55%         5.01%<F4>       5.04%<F4>       4.29%         4.95%<F4>


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 23, 1998, the Key Money Market Fund became the Victory
     Federal Money Market Fund, and the Fund designated the existing shares of
     Key Money Market Fund as Investor Shares and commenced offering Select Shares.
     Financial highlights prior to March 23, 1998 represent the Key Money Market Fund.

<F3> Not annualized.

<F4> Annualized.

                                   Federal Money Market Fund

                                   Fiscal Year Ended November 30,
                             1997        1996       1995       1994


Net Asset Value,
  Beginning of Period        $  1.000    $ 1.000    $ 1.000    $ 1.000

Investment Activities
    Net investment income       0.048      0.047      0.051      0.034

Distributions
    Net investment income      (0.048)    (0.047)    (0.051)    (0.034)

Net Asset Value,
    End of Period            $  1.000    $ 1.000    $ 1.000    $ 1.000

Total Return                     4.94%      4.65%      5.26%      3.37%

Ratios/Supplementary
  Data:
Net Assets at end
  of period (000)            $243,499    $42,159    $21,848    $28,606
Ratio of expenses to
  average net assets             0.53%      0.64%      0.63%      0.59%
Ratio of net investment
  income to average
  net assets                     4.91%      4.59%      5.15%      3.35%
Ratio of expenses to
  average net assets<F1>         0.90%      0.92%      0.91%      0.87%
Ratio of net investment
  income to average
  net assets<F1>                 4.54%      4.31%      4.90%      3.10%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 23, 1998, the Key Money Market Fund became the Victory
     Federal Money Market Fund, and the Fund designated the existing shares of
     Key Money Market Fund as Investor Shares and commenced offering Select Shares.
     Financial highlights prior to March 23, 1998 represent the Key Money Market Fund.

<F3> Not annualized.

<F4> Annualized.

                          See notes to financial statements.

                                                Notes to Financial Statements
THE VICTORY PORTFOLIOS                                         April 30, 2000
                                                                   (Unaudited)

1. Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest without a par value of $0.001. The Trust presently offers shares of 32 active funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds").

The Institutional Money Market Fund and the Federal Money Market Fund are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholders service plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

The Institutional Money Market Fund seeks to obtain a high level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds are valued at either amortized cost which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Funds make the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Funds maintain cash and marketable securities at least equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis do not earn income until settlement date.

Securities Lending:

The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities approved by the Board. The Fund will limit its securities lending to 33 1/3% of total assets. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Fund pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan

                                   Continued

THE VICTORY PORTFOLIOS                                         April 30, 2000
                                                                   (Unaudited)

collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Funds because the Funds do not have effective control of such securities. Loans are subject to termination by the Funds or the borrower at any time. There were no securities on loan as of April 30, 2000.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated on the basis of relative net assets or other appropriate basis. Fees paid under the Funds' shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

3. Related Party Transactions:

Investment advisory services are provided to the Fund by Key Asset Management Inc. ("the Adviser), a wholly owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Fund. KeyTrust Company of Ohio, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Key and its affiliated brokerage and banking companies also serve as Shareholder Servicing Agent for the Select Shares of each Fund. As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Funds serviced.

BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Funds. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Fund for serving as officers of the Funds.

Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.15% of the fund's average daily net assets of $300 million and less, 0.12% of the fund's average daily net assets between $300 million and $600 million and 0.10% of the fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays Key Asset Management Inc. a fee of up to 0.05% of the fund's average daily net assets to perform some of the administrative duties for the Funds.

In addition, an affiliate of BISYS serves the Trust as Mutual Fund Accountant. The Trust pays a fee for these services based on a percentage of average daily net assets under the terms of its Fund Accounting Agreement.

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

                                  Continued

THE VICTORY PORTFOLIOS                                         April 30, 2000
                                                                   (Unaudited)

Additional information regarding related party transactions is as follows for the six months ended April 30, 2000:

                                 Investment Advisory Fees  Administration Fees

                                   Maximum
                                   Percentage
                                   of Average    Voluntary        Voluntary
                                   Daily         Fee              Fee
                                   Net Assets    Reductions       Reductions

                                                 (000)            (000)

Institutional Money Market Fund    0.20%         $657             $821
Federal Money Market Fund          0.25%         $831               --

The Trust and KeyCorp entered into an agreement (the "Put Agreement") dated August 13, 1999 which provided the Trust the right to require KeyCorp to purchase certain General American Life Insurance Company ("GALIC") securities held by the Institutional Money Market Fund on or before October 15, 1999. On August 23, 1999 and October 1, 1999, approximately $7 million and $63 million par value of GALIC securities, respectively, were sold by the Institutional Money Market Fund at par in connection with the terms of the acquisition of GALIC by an unaffiliated external party. Accordingly, the Put Agreement expired on October 15, 1999 without any transactions described therein having been exercised.

4. Capital Share Transactions:

Transactions in capital shares were as follows (amounts in thousands):

                     Institutional Money Market Fund  Federal Money Market Fund

                            Six Months  Year            Six Months  Year
                            Ended       Ended           Ended       Ended
                            April 30,   October 31,     April 30,   October 31,
                            2000        1999            2000        1999

Capital Share Transactions:
Investor Shares:
Issued                       2,631,370   4,336,459       1,305,197   3,339,377
Reinvested                      12,138      19,944          20,128      31,417
Redeemed                    (2,437,844) (4,111,344)     (1,209,386) (3,254,666)

Total                          205,664     245,059         115,939     116,128

Select Shares:
Issued                       8,748,670   5,370,734         807,473   1,234,442
Reinvested                      45,776      35,311           8,104      11,518
Redeemed                    (7,604,452) (4,862,062)       (730,294) (1,160,457)

Total                        1,189,994     543,983          85,283      85,503

5. Federal Income Tax (unaudited):

As of October 31, 1999, for federal income tax purposes, the following funds have capital loss carryforwards available to offset future capital gains, if any (amounts in thousands):

                                     Amount   Expires

Institutional Money Market Fund      $14      2007
Federal Money Market Fund             63      2007

                                   Continued

THE VICTORY PORTFOLIOS                                         April 30, 2000
                                                                   (Unaudited)

6. Voting Results of a Special Shareholder meeting (unaudited):

A Shareholder meeting was held on March 27, 2000. At the meeting, shareholders voted on the following matters with the following results as indicated below (amounts in thousands):

Proposal 1

For the Trust to elect the Board of Trustees of the Trust.

                           For          Withheld       Election Results

Theodore H. Emmerich       7,017,357    181,560        Passed
Dr. Harry Gazelle          7,014,923    183,994        Passed
Frankie D. Hughes          7,032,333    166,584        Passed
Roger Noall                6,959,362    239,556        Passed
Eugene J. McDonald         7,032,245    166,672        Passed
Dr. Thomas F. Morrissey    7,030,565    168,352        Passed
Patrick Swygert            7,029,446    169,471        Passed
Frank A. Weil              7,032,067    166,850        Passed
Donald E. Weston           6,965,594    233,324        Passed
Leigh A. Wilson            7,031,424    167,494        Passed

Proposal 2

For the Trust,(1) to approve an Amendment and Restatement of seven sections of the Trust Instrument as follows: a) Reorganizations, b) voting powers, c) required redemptions, d) record date, e) master/feeder structure, f) derivative actions, and g) future amendments.

                             For         Against   Abstain    Election Results

a) Reorganizations           5,263,551   215,415   304,093    Passed
b) Voting Powers             5,340,482   138,463   304,093    Passed
c) Required Redemptions      5,402,281    80,335   306,691    Passed
d) Record Date               5,406,116    68,996   306,119    Passed
e) Master/Feeder Structure   5,731,967   103,145   306,119    Passed
f) Derivative Actions        5,382,740    94,249   303,976    Passed
g) Future Amendments         5,195,718   193,193   304,216    Passed

1 This was Proposal 3 for Victory Government Mortgage Fund and Victory Ohio
  Regional Fund shareholders.

Proposal 3

To approve an Amended and Restated Rule 12b-1 Distribution Plan.

                                                  For        Against  Abstain     Election Results
Institutional Money Market Fund -- Investor Class   992,330  12,847   17,140      Passed
Institutional Money Market Fund -- Select Class   1,566,304   1,828   17,167      Passed
Federal Money Market Fund -- Investor Class         288,926     887   19,846      Not Passed(1)
Federal Money Market Fund -- Select Class           117,704     519   10,615      Not Passed(1)

1 Although a majority of the votes cast were in favor of the proposal, it failed to pass because the Investment Company of 1940, as amended (the "1940
  Act"), requires that at least 50% of the Fund's outstanding shares be present at the meeting.


                                   Continued

THE VICTORY PORTFOLIOS                                         April 30, 2000
                                                                   (Unaudited)

Proposal 4

For the Trust to approve a series of proposals to change certain fundamental investment restrictions applicable to each fund. The separate proposals associated with the changes in the fundamental investment restrictions are as follows:

a) The elimination of investment restrictions relating to diversification of investments for each Fund.

                                 For        Against  Abstain  Election Results

Institutional Money Market Fund  1,146,835  2,060    48,188   Not Passed(1)
Federal Money Market Fund          406,476     --    31,661   Not Passed(2)

b) To revise and update each Fund's policy regarding concentration of investments in an industry to be consistent with the current legal interpretations.

                                 For         Against  Abstain  Election Results

Institutional Money Market Fund  1,146,838   2,057    48,188   Not Passed(1)
Federal Money Market Fund          405,496     977    31,661   Not Passed(2)

d) To clarify and standardize the restriction on borrowing which will give the Fund the flexibility to engage in certain security transactions for any purpose that does not involve leveraging.

                                 For         Against  Abstain  Election Results

Institutional Money Market Fund  1,146,099   2,796    48,188   Not Passed(1)
Federal Money Market Fund          405,499     977    31,661   Not Passed(2)

e) To update the lending restriction to clarify that the Funds may lend their portfolio securities and engage in certain types of security transactions that might be construed as "lending" transactions.

                                 For         Against  Abstain  Election Results

Institutional Money Market Fund  1,145,634   3,262    48,188   Not Passed(1)

f) To clarify and modernize the language concerning senior securities to make it consistent with permitted activities approved by the SEC.

                                 For         Against  Abstain  Election Results

Institutional Money Market Fund  1,146,486   2,409    48,188   Not Passed(1)
Federal Money Market Fund          406,476      --    31,661   Not Passed(2)

g) To modernize the current language by allowing the Fund to invest in certain newer financial instruments that were precluded under the prior restriction

                                 For        Against  Abstain  Election Results

Institutional Money Market Fund  1,137,458  11,437   48,188   Not Passed(1)
Federal Money Market Fund          405,498     977   31,661   Not Passed(2)

h) To revise the restriction relating to underwriting

                                 For        Against  Abstain  Election Results

Institutional Money Market Fund  1,138,343  10,553   48,188   Not Passed(1)
Federal Money Market Fund          406,756      --   31,661   Not Passed(2)

1 Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 67% of the Fund vote in favor of the proposal.

2 Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 50% of the Fund's outstanding shares be present at the meeting.

The Victory Funds                                                 PRSRT STD
127 Public Square                                               U.S. Postage
OH-01-27-1612                                                       PAID
Cleveland, Ohio 44114                                          Cleveland, OH
                                                               Permit No. 1535

Victory Funds
(LOGO)(R)

Call Victory at:                      Visit our web site at:
800-539-FUND (800-539-3863)           www.victoryfunds.com

                                                           1IMM-SEMI-AR  6/00